Segment Reporting (Tables)	3 Months Ended
Jun. 30, 2017
Segment Reporting [Abstract]
Summarized financial information about each segment

Three Months Ended June 30, 2017

	Corporate	Live Events	Ticketing	Total Consolidated
Revenue	$—	$—	$276,243	$276,243
Cost of revenue	—	—	78,869	78,869
Gross Margin	—	—	197,374	197,374

Operating expenses:
Selling, general and administrative	862,354	921,746	503,492	2,287,585
Related party expenses	90,000	—	—	90,000
Total operating expenses	1,063,347	921,746	503,492	2,377,585
Loss from operations	(952,347)	(921,746)	(306,118)	(2,180,211)

Other income (expense):
Interest expense, net	(634,949)	—	—	(634,949)
Total other income (expense)	(634,949)	—	—	(634,949)
Net loss	$(1,587,296)	$(921,746)	$(306,118)	$(2,815,160)

Total Assets	$1,878,136	$43,796	$3,321,899	$5,243,830